Income tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 2,185	$ 5,194	$ 4,555
Profit before taxes, percentage movement from prior period	(58.00%)
Profit before taxes, percentage movement from same period in prior year	(52.00%)
Tax at the Australian company tax rate of 30%	$ 656	1,558	1,367
Tax at the Australian company tax rate of 30%, percentage movement from prior period	(58.00%)
Tax at the Australian company tax rate of 30%, percentage movement from same period in prior year	(52.00%)
Australian company tax rate (as a percent)	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	$ 30	31	41
Hybrid capital distributions, percentage movement from prior period	(3.00%)
Hybrid capital distributions, percentage movement from same period in prior year	(27.00%)
Life insurance: Tax adjustment on policyholder earnings	$ (24)	8
Life insurance: Adjustment for life business tax rates	$ 1	(1)
Dividend adjustments			(1)
Dividend adjustments, percentage movement from same period in prior year	(100.00%)
Other non-assessable items	$ (1)	(1)	(13)
Other non-assessable items, percentage movement from same period in prior year	(92.00%)
Other non-deductible items	$ 295	7	5
Adjustment for overseas tax rates	$ 10	(16)	(16)
Income tax (over)/under provided in prior years		(5)	(5)
Income tax (over)/under provided in prior years, percentage movement from prior period	(100.00%)
Income tax (over)/under provided in prior years, percentage movement from same period in prior year	(100.00%)
Other items	$ 27	(1)	1
Total income tax expense	$ 994	$ 1,580	$ 1,379
Total income tax expense, percentage movement from prior period	(37.00%)
Total income tax expense, percentage movement from same period of prior year	(28.00%)
Effective income tax rate (as a percent)	45.49%	30.42%	30.27%